Note 5 - Loans and Leases - Summary of Related Party Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning of year	$ 1,371,000	$ 491,000	$ 370,000
Additions		952,000	300,000
Repayments	(217,000)	(72,000)	(179,000)
End of year	$ 1,154,000	$ 1,371,000	$ 491,000